ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
13.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2014	2015

Accrued payroll and bonus	$3,805	$3,170
Accrued sales and marketing consulting fee	4,165	4,128
Other taxes payable	3,721	1,398
Advance payment received in relation to an investment in Cyber Cloud*	2,254	-
Social insurance withholding	732	656
Provision for warranty	338	37
Others**	2,637	2,417

	$17,652	$11,806

*
Pursuant to an agreement dated December 22, 2014, Beijing Gehua CATV Network Co., Ltd. ("Gehua", a third party) has agreed to inject capital of $2,254 to Cyber Cloud in exchange of a 10% equity interest in Cyber Cloud. The transaction is subject to approval from relevant PRC governmental authority, which has not been obtained by December 31, 2014. The Group recorded the advance payment received from Gehua for the capital contribution as a liability as of December 31, 2014. In June 2015, the transaction was approved by relevant PRC governmental authority. and the advance payment was subsequently recognized in equity of Cyber Cloud.

**	Others mainly consist of accrued professional fee, and accrued operating expenses.

Movement of provision for warranty is as follows:

	Balance at beginning of the year	Charge to expenses	Utilization	Exchange rate difference	Balance at end of the year

2014	$310	$62	$(34)	$-	$338
2015	$338	$50	$(347)	$(4)	$37